Financial liabilities at fair value through profit or loss - Schedule of Movement in Fair Value of Convertible Bonds (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Movement In Fair Value Of Convertible Bonds Abstract
Opening balance	¥ 241,524	¥ 272,684
New issuance	0	251,594
Own-credit risk portion of fair value changes	(121,652)	0
Other fair value changes	(23,007)	(426)
Conversion to shares (Note 19(i))	0	(29,785)
Notes matured	0	(255,458)
Gain on extinguishment	(2,450)	0
Settlement via issuance of warrants	(3,594)	0
Settlement via new instalment borrowing	(78,174)	0
Repayment of convertible bonds	(12,652)	0
Exchange differences	5	2,915
Closing balance	¥ 0	¥ 241,524